Nature of Operations and Significant Accounting Policies - Balances and changes in LFPB for Benefits and Protection and Corporate (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits	$ 31,931.0	$ 31,920.9	$ 29,022.1		$ 36,928.3
Benefits and Protection
Present value of expected future policy benefit payments
Future policy benefits	2,915.5	2,984.3	2,607.8		3,661.2
Benefits and Protection | Specialty Benefits | Individual disability
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			3,149.9	$ 3,148.3
Effect of changes in discount rate assumptions at beginning of period	313.7	395.2	(198.9)	340.7
Balance at beginning of period at original discount rate	2,866.0	2,737.0	2,951.0	2,807.6
Effect of changes in cash flow assumptions		(37.6)	(413.1)
Effect of actual variances from expected experience	81.7	244.3	235.9		122.0
Adjusted beginning of period balance at original discount rate	2,947.7	2,943.7	2,773.8		2,929.6
Interest accrual	49.6	95.6	95.2	95.4
Net premiums collected	(139.4)	(273.4)	(276.5)	(280.4)
Issuances	39.5	100.1	144.5	206.4
Balance at end of period at original discount rate	2,897.4	2,866.0	2,737.0	2,951.0
Effect of changes in discount rate assumptions at end of period	(399.9)	(313.7)	(395.2)	198.9
Balance at end of period, Present value of expected net premiums				3,149.9
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	4,450.7	4,040.6	5,648.3	5,649.2
Effect of changes in discount rate assumptions at beginning of period	903.5	1,021.4	(501.0)	(834.1)
Balance at beginning of period at original discount rate	5,354.2	5,062.0	5,147.3	4,815.1
Effect of changes in cash flow assumptions		(51.5)	(476.3)
Effect of actual variances from expected experience	88.6	260.8	240.0		118.8
Adjusted beginning of period balance at original discount rate	5,442.8	5,271.3	4,911.0		4,933.9
Interest accrual	98.6	190.1	185.4	181.0
Benefit payments	(106.3)	(210.0)	(183.7)	(179.7)
Issuances	40.4	102.8	149.3	212.1
Balance at end of period at original discount rate	5,475.5	5,354.2	5,062.0	5,147.3
Effect of changes in discount rate assumptions at end of period	(1,165.9)	(903.5)	(1,021.4)	501.0
Balance at end of period, Present value of expected future policy benefit payments	4,309.6	4,450.7	4,040.6	5,648.3
Future policy benefits	1,812.1	1,898.4	1,698.8	2,498.4	2,500.9
Reinsurance Impact	(403.9)	(421.6)	(386.8)	(549.9)
Future policy benefits after reinsurance	1,408.2	1,476.8	1,312.0	1,948.5
Benefits and Protection | Life Insurance | Term life
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			4,193.7	3,799.0
Effect of changes in discount rate assumptions at beginning of period	100.1	196.0	(690.1)	861.1
Balance at beginning of period at original discount rate	3,893.8	3,619.2	3,503.6	2,937.9
Effect of changes in cash flow assumptions		143.5
Effect of actual variances from expected experience	44.5	103.3	128.6		211.4
Adjusted beginning of period balance at original discount rate	3,938.3	3,866.0	3,632.2		3,149.3
Interest accrual	90.0	171.9	162.9	151.1
Net premiums collected	(190.2)	(359.8)	(346.6)	(315.0)
Issuances	121.9	215.7	170.7	518.2
Balance at end of period at original discount rate	3,960.0	3,893.8	3,619.2	3,503.6
Effect of changes in discount rate assumptions at end of period	(246.9)	(100.1)	(196.0)	690.1
Balance at end of period, Present value of expected net premiums				4,193.7
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	4,879.6	4,332.2	5,311.3	4,959.3
Effect of changes in discount rate assumptions at beginning of period	124.5	251.6	(913.9)	(1,179.9)
Balance at beginning of period at original discount rate	5,004.1	4,583.8	4,397.4	3,779.4
Effect of changes in cash flow assumptions		181.8
Effect of actual variances from expected experience	50.2	116.8	139.0		216.0
Adjusted beginning of period balance at original discount rate	5,054.3	4,882.4	4,536.4		3,995.4
Interest accrual	116.8	220.1	206.8	194.3
Benefit payments	(169.6)	(330.4)	(340.6)	(335.7)
Issuances	130.9	232.0	181.2	543.4
Balance at end of period at original discount rate	5,132.4	5,004.1	4,583.8	4,397.4
Effect of changes in discount rate assumptions at end of period	(315.9)	(124.5)	(251.6)	913.9
Balance at end of period, Present value of expected future policy benefit payments	4,816.5	4,879.6	4,332.2	5,311.3
Future policy benefits	1,103.4	1,085.9	909.0	1,117.6	1,160.3
Reinsurance Impact	(244.3)	(214.3)	25.6	(0.1)
Future policy benefits after reinsurance	859.1	871.6	934.6	1,117.5
Corporate | Long-term care insurance
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			62.8	66.7
Effect of changes in discount rate assumptions at beginning of period	(3.0)	(3.6)	(14.0)	17.6
Balance at beginning of period at original discount rate	39.8	61.0	48.8	49.1
Effect of changes in cash flow assumptions		(13.3)	10.0		2.8
Effect of actual variances from expected experience	(3.5)	(5.7)	4.1		(0.8)
Adjusted beginning of period balance at original discount rate	36.3	42.0	62.9		51.1
Interest accrual	1.1	2.9	3.3	2.9
Net premiums collected	(2.8)	(5.1)	(5.2)	(5.2)
Balance at end of period at original discount rate	34.6	39.8	61.0	48.8
Effect of changes in discount rate assumptions at end of period	1.5	3.0	3.6	14.0
Balance at end of period, Present value of expected net premiums				62.8
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	209.5	248.1	297.5	324.3
Effect of changes in discount rate assumptions at beginning of period	(20.0)	(18.9)	(89.5)	(111.1)
Balance at beginning of period at original discount rate	189.5	229.2	208.0	213.2
Effect of changes in cash flow assumptions		(40.5)	17.2		0.5
Effect of actual variances from expected experience	(0.2)	2.5	3.7		(4.6)
Adjusted beginning of period balance at original discount rate	189.3	191.2	228.9		209.1
Interest accrual	5.6	12.5	13.1	12.4
Benefit payments	(7.1)	(14.2)	(12.8)	(13.5)
Balance at end of period at original discount rate	187.8	189.5	229.2	208.0
Effect of changes in discount rate assumptions at end of period	10.1	20.0	18.9	89.5
Balance at end of period, Present value of expected future policy benefit payments	197.9	209.5	248.1	297.5
Future policy benefits	161.8	166.7	183.5	234.7	$ 257.6
Reinsurance Impact	$ (161.8)	$ (166.7)	$ (183.5)	$ (234.7)